ACQUISITIONS (Details) (USD $)			0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	May 16, 2013 Urastar	Dec. 31, 2013 Urastar	Dec. 31, 2012 Urastar	Jan. 23, 2012 Grayd	Nov. 18, 2011 Grayd	Dec. 31, 2011 Grayd	Dec. 20, 2011 Summit Gold Project
Total purchase price:
Cash paid for acquisition			$ 10,127,000			$ 9,300,000	$ 165,954,000		$ 8,500,000
Transaction costs associated with the acquisition				700,000				3,800,000
Percentage of outstanding shares acquired							94.77%		100.00%
Newly issued Agnico Eagle shares value							56,146,000
Total purchase price to allocate						11,800,000	222,100,000
Agnico Eagle common shares issued for acquisition						68,941	1,250,477
Percentage of net smelter return production royalty the company has to pay									2.00%
Fair value of assets acquired and liabilities assumed:
Mining properties			1,994,000				282,000,000
Goodwill	39,017,000	229,279,000	9,802,000				29,215,000
Cash and cash equivalents			76,000				2,907,000
Trade receivables			731,000				469,000
Other current assets			12,000				1,700,000
Plant and equipment			2,000				56,000
Accounts payable and accrued liabilities			(791,000)				(9,767,000)
Other liabilities			(1,573,000)
Deferred tax liability			(126,000)				(72,229,000)
Non-controlling interest							(12,251,000)
Net assets acquired			10,127,000				222,100,000
Pro forma results of operations
Pro forma net loss attributed to common shareholders				$ (409,020,000)	$ 307,274,000			$ (582,762,000)
Pro forma net loss per share-basic (in dollars per share)				$ (2.37)	$ 1.79			$ (3.42)